Stock-based compensation	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Stock-based compensation

12.Stock-based compensation

The total compensation expense relating to the value assigned to the stock options and RSUs granted to directors, officers, employees and contractors for the year ended December 31, 2021 was $8,495,189 (2020 - $725,316 and 2019 - $299,587) which was included in the stock-based compensation expense with a corresponding charge for the year ended December 31, 2021 to contributed surplus of $6,679,582 (2020 – $461,509 and 2019 - $299,587) and share based payment liability of $1,815,607(2020 - $nil). The share-based payment liability was offset by the gain recorded of $1,270,650 (2020 and 2019 - nil) for year ended December 31, 2021 (see Note 10).

During the year ended December 31, 2020, $263,807 (2019 - gain $104,474) was included in stock base compensation expense with a corresponding entry to share appreciation rights plan obligation relating the value assigned to the SARS granted to directors, officers, and employees.